INVESCO FUNDS GROUP, INC.
                                                     7800 East Union Ave.
                                                     Denver, Colorado 80237
INVESCO FUNDS                                        Post Office Box 173706
                                                     Denver, Colorado 80217-3706
                                                     Telephone: 303-930=6300

December 5, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      INVESCO Specialty Funds, Inc.
         1933 Act No. 033-79290
         1940 Act No. 811-8528
         CIK No. 0000923705

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497J), INVESCO Specialty Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for its seven series, INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, INVESCO European Small Company Fund, INVESCO Latin American Growth Fund, INVESCO Asian Growth Fund, INVESCO Realty Fund and INVESCO S&P 500 Index Fund, and its Statement of Additional Information do not differ from those contained in the Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940 to the Fund's Registration Statement, which was electronically filed pursuant to Rule 485(b) on November 24, 1997. This Post-Effective Amendment became effective December 1, 1997.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ Glen A. Payne

Glen A. Payne
Senior Vice President, Secretary
  and General Counsel